SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”); include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries and variable interest entities. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Liquidity and Going Concern Disclosure [Policy Text Block]
Liquidity and Going Concern

The Company incurred net losses of RMB17,814, RMB76,833 and RMB10
6
,
261
 in the years ended September 30, 2015, 2016 and 2017, respectively. Working capital deficit was RMB136,398 and RMB45,045 as of September 30, 2016 and 2017, respectively.  Accumulated deficit was RMB182,386 and RMB
258
,
060
 as of September 30, 2016 and 2017, respectively. The recurring losses from operations
and
net
capital
deficie
ncy

raise
substantial doubt concerning the Company’s ability to continue as a going concern for a reasonable period of time.

On September 26, 2016, the Company entered into a Master Transaction Agreement with Beijing Shihui, pursuant to which, the Buyer agreed to purchase the business of commercial corn seed production and sales operated by the Company for an aggregate purchase price of RMB400,000. See
n
ote
4
for further details. The aggregate purchase price was increased to RMB421,000 as amended by a Supplemental Agreement effective August 16, 2017. Total cash consideration after offsetting certain payables to the Buyers and deducting certain bank loans from the aggregate purchase price amounted to RMB129,000. As of the date of this report, the Company has received cash of RMB64,040. The remaining cash balance of RMB64,960 will be received upon the Second Closing (defined in
n
ote
4
) pursuant to the Supplemental agreement. The Company expects the Second Closing will be completed in fiscal year ended 2018.

On July 5, 2017, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) with L2 Capital, LLC. Upon the terms and subject to the conditions thereof, L2 Capital, LLC is committed to purchase that number of ordinary shares of the Company equal to an aggregate market price of up to US$4,500. See
n
ote
19
for further details. Commencing on the date on which a registration statement registering the ordinary shares to be purchased becomes effective, the Company may sell its ordinary shares to L2 Capital, LLC subject to other limitation.
The Company is currently preparing the registration statement and expects the registration statement will be filed and become effective during the fiscal year of 2018.

On December 21, 2017, the Company entered into a Property Transfer Agreement with Liaoning Agricultural Chemicals, Ltd to sell its office building and land use right in Shenyang for a total purchase price of RMB16,800. The Company has received 100% of the total purchase price as of the date of this report.

Besides the expected cash inflow
s
from the aforementioned existing agreements, the Company is also seeking fund
s
from other resources including but not limited to licensing its cord seed traits to its customers, applying for government grants for research and development activities, pursuing other capital investment from investors and selling certain company assets.
The Company consistently reviews its working capital requirements and has also taken steps to reduce expenses. The Company has closed down the office of
 Origin USA
and cut down the related personnel and administrative costs. The Company is also currently working with certain vendors and creditors to extend repayment terms.

Despite the Company’s effort to obtain additional funding and reduce operating costs, there is no assurance that the Company’s plans and actions will be successful.  In addition, there can be no assurance that in the event additional sources of funds are needed they will be available on acceptable terms, if at all. The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

Convenience Translation [Policy Text Block]
Convenience translation into United States dollars

The consolidated financial statements are presented in Renminbi. The translation of Renminbi amounts into United States dollar amounts has been made for the convenience of the reader and has been made at the exchange rate quoted by the middle rate by the State Administration of Foreign Exchange in China on September 30, 2017 of RMB 6.6369 to US $1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollar amounts at that rate or any other rate.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include inventory valuation, account receivable valuation, useful lives of plant and equipment and acquired intangible assets, the valuation allowance for deferred income tax assets, valuation of long-lived assets and share-based compensation expense. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash accounts, interest bearing savings accounts, time certificates of deposit and debt securities with a maturities of three months or less when purchased.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost, determined by weighted-average method, or net realizable value.
Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process. The Company’s commercial seed inventories are reported in discontinued operations. Parent seed represents the seeds that are used for research and development activities.

The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Land Use Rights [Policy Text Block]
Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreements on a straight-line basis for the beneficial period.

Property, Plant and Equipment, Policy [Policy Text Block]
Plant and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

The Company constructs certain of its facilities. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, and equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are placed in service.

Lease, Policy [Policy Text Block]
Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no capital leases for any of the periods presented.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets primarily consist of purchased technology rights and distribution network and are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of these assets and recorded in operating expenses. Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite

Trademarks, which have indefinite lives are not amortized but are reviewed for impairment at least annually, at year end date, or earlier upon the occurrence of certain triggering events.

Equity Method Investments, Policy [Policy Text Block]
Equity investments

Equity method investment is accounted for using the equity method whereby they are initially recognized at cost and thereafter, their carrying amount are adjusted for the Company’s share of the post-acquisition change in the net assets of equity method investments less impairment losses, if any. The dividend received was accounted for as a reduction in equity investments.

Cost method investment is stated at cost less impairment loss, if any.

Valuation Of Long Lived Assets [Policy Text Block]
Valuation of long-lived asset

The Company reviews the carrying value of long-lived assets to be held and used, including other intangible assets subject to amortization, when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset and intangible assets. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets and intangible assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose. The Company has performed an impairment analysis on the plant and equipment in Xinjiang Origin and recorded an impairment loss of RMB 25,873. The impairment loss was reported in discontinued operations. See note 4 for details.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Company derives its revenues primarily from the sale of various branded conventional seeds and branded seeds with biotechnology traits.

Revenue is recognized when pervasive evidence of an arrangement exists, products have been delivered, the price is fixed or determinable, collectability is reasonably assured and the right of return has expired. The Company generally determines the final selling price after a period the goods are delivered to the customers. Accordingly, the Company defers revenues recognition until the selling price has been finalized with the customers. The estimated amounts of revenues billed in excess of revenues recognized are recorded as deferred revenues.

Revenue generated from seed production and distribution business is reported in discontinued operations.

Government Subsidies [Policy Text Block]
Government subsidies

A government subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received.

When the Company received the government subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The reclassification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled.

The Company received several financial supports from various levels of the government. At fiscal years ended 2016 and 2017, the Company received government subsidies of RMB10,368 and RMB2,660, respectively for R&D and others. Government subsidies recognized as other income in the statement of income for the years ended September 30, 2015, 2016 and 2017, were RMB4, 631, RMB3, 688 and RMB1,407, respectively.

Cost of Sales, Policy [Policy Text Block]
Cost of revenues

Cost of revenues consists of expenses directly related to sales, including the purchase prices and development costs for seeds and, during the fiscal years ended September 30, 2015, 2016 and 2017, agricultural chemical products, depreciation and amortization, impairment of inventory, shipping and handling costs, salary and compensation, supplies, license fees, and rent. Cost of revenue related to commercial seed production and distribution business is reported in discontinued operations.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

Advertising costs are expensed when incurred and included in selling and marketing expenses. For the years ended September 30, 2015, 2016 and 2017, advertising costs were RMB919, RMB3,237 and RMB521, respectively.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling cost

The Company includes shipping and handling costs as either cost of goods sold or selling and administrative expenses depending on the nature of the expenses. Shipping and handling costs which relate to transportation of products to customers’ locations is charged to selling and marketing expenses and shipping and handling which relate to the transportation of goods to factories from suppliers and from one factory to another is charged to cost of revenues.

For the years ended September 30, 2015, 2016 and 2017, shipping and handling cost included in selling and marketing expenses were RMB44, RMB2,055, and RMB1,604
,
respectively.

Borrowing Cost [Policy Text Block]
Borrowing cost

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale, are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the statement of income and comprehensive income in the period in which they are incurred.

Allowance For Doubtful Account [Policy Text Block]
Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based on the result of this analysis, the Company records an allowance for doubtful accounts.

Income Tax, Policy [Policy Text Block]
Income taxes

Deferred income taxes are recognized for the future tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net of operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted FASB ASC 740-10. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company excluding Agritech, Origin USA and State Harvest is Renminbi. Monetary assets and liabilities denominated in currencies other than Renminbi are translated into Renminbi at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than Renminbi are converted into Renminbi at the applicable rates of exchange prevailing the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

The functional currency of Agritech, Origin USA and State Harvest are maintained in United State dollars. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss)/income. The Company has chosen Renminbi as its reporting currency.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Comprehensive income for the years has been disclosed within the consolidated statements of income and comprehensive income for presentational purpose of the disclosure of comprehensive income attributable to Agritech and the non-controlling interests respectively.

Earnings Per Share, Policy [Policy Text Block]
Income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the years. Diluted income (loss) per share gives effect to all dilutive potential common shares outstanding during the years. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

The Company adopts FASB ASC 718-10. ASC 718-10 requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurement

The Company adopted FASB ASC 820-10, and which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820-10 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

ASC 820-10 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Discontinued Operations, Policy [Policy Text Block]
Discontinued Operations

The Company reports operating results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Through September 30, 2017, the Company reported discontinued operations when the operations and cash flows of a component of the Company had been eliminated or intended to be eliminated from ongoing operations. For a component to be disposed of by sale, financial results were classified as discontinued only when held for sale criteria were met. For a component to be disposed of other than by sale, financial results were not classified as discontinued until abandonment, distribution, or exchange occurred, depending on the manner of disposal. The operating results of the seed production and distribution entities and assets m
ainly
including
Changchun Origin, Denong, Linze Origin, Zhengzhou Branch
,
the office building in Beijing, PRC are presented as discontinued operations.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements

•
In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09,

Revenue from Contracts with Customers (Topic 606)
, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in the U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts.

In August 2015, the FASB issued ASU No. 2015-14,

Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date
. The amendments in this update defer the effective date of ASU No. 2014-09. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASU No. 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

Further to ASU No. 2014-09 and ASU No. 2015-14, the FASB issued ASU No. 2016-08,

Revenue from Contracts with Customers (Topic 606)
:

Principal versus Agent Considerations (Reporting Revenue Gross versus Net)
, in March 2016, ASU No. 2016-10,

Revenue from Contracts with Customers (Topic 606)
:

Identifying Performance Obligations and Licensing
, in April 2016, and ASU No. 2016-12,

Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients
, in May 2016, respectively. The amendments in ASU No. 2016-08 clarify the implementation guidance on principal versus agent considerations, including indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. ASU No. 2016-10 clarifies guideline related to identifying performance obligations and licensing implementation guidance contained in the new revenue recognition standard. The updates in ASU No. 2016-10 include targeted improvements based on input the FASB received from the Transition Resource Group for Revenue Recognition and other stakeholders. It seeks to proactively address areas in which diversity in practice potentially could arise, as well as to reduce the cost and complexity of applying certain aspects of the guidance both at implementation and on an ongoing basis. ASU No. 2016-12 addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition. Additionally, the amendments in this ASU provide a practical expedient for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective date and transition requirements for ASU No. 2016-08, ASU No. 2016-10 and ASU No. 2016-12 are the same as ASU No. 2014-09.

In December 2016, the FASB further issued ASU No. 2016-20,

Technical Corrections and Improvements (Topic 606), Revenue from Contracts with Customers
, which makes minor corrections or minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments are intended to address implementation and provide additional practical expedients to reduce the cost and complexity of applying the new revenue standard. This amendment is effective for financial statements issued for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein.

The Company does not expect the adoption of ASU No. 2014-09, ASU No. 2016-08, ASU No. 2016-10, ASU No. 2016-12 and ASU No. 2016-20 have a material impact on its consolidated financial statements and related disclosures.

•
In July 2015, the FASB issued ASU No. 2015-11,

Inventory (Topic 330): Simplifying the Measurement of Inventory
. The amendments in this update require an entity to measure inventory within the scope of ASU No. 2015-11 (the amendments in ASU No. 2015-11 do not apply to inventory that is measured using last-in, first-out or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out or average cost) at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is uncharged for inventory measured using last-in, first-out or the retail inventory method. The amendments in ASU No. 2015-11 more closely align the measurement of inventory in U.S. GAAP with the measurement of inventory in International Financial Reporting Standards (“IFRS”). ASU No. 2015-11 is effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in ASU No. 2015-11 should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company does not expect the adoption of this ASU will have a material impact on its consolidated financial statements.

•
In January 2016, the FASB issued ASU No. 2016-01,
Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.
The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee).The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition the amendments in this update eliminate the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public entities. For public business entities, the amendments in ASU No. 2016-01 are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Except for the early application guidance discussed in ASU No. 2016-01, early adoption of the amendments in this update is not permitted. The Company does not expect the adoption of ASU No. 2016-01 will have a material impact on its consolidated financial statements.

•
In February 2016, the FASB issued ASU No. 2016-02,
Leases (Topic 842). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases.
Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. The amendments in ASU No. 2016-02 are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities. Early application of the amendments in ASU No. 2016-02 is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU No. 2016-02 on its consolidated financial statements.

•
In April 2016, the FASB issued ASU No. 2016-09,
Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting,
which simplifies several aspects of the accounting for employee share-based payment transactions. The areas for simplification in ASU No. 2016-09 include the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments in this ASU will be effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. Early adoption is permitted. The Company does not expect the adoption of ASU No. 2016-09 will have a material impact on its consolidated financial statements.

•
In June 2016, the FASB issued ASU No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.
Financial Instruments—Credit Losses (Topic 326) amends guideline on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU No. 2016-13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption of ASU No. 2016-13 on its consolidated financial statements.

•
In August 2016, the FASB issued ASU No. 2016-15,
Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,
which addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact of the adoption of ASU No. 2016-15 on its consolidated financial statements.

•
In February 2017, the FASB issued ASU 2017-05
Other Income—Gains and Losses from the de-recognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset De-recognition Guidance and Accounting for Partial Sales of Nonfinancial Assets,
which clarifies the scope of the nonfinancial asset guidance in Subtopic 610-20. This ASU also clarifies that the de-recognition of all businesses and nonprofit activities (except those related to conveyances of oil and gas mineral rights or contracts with customers) should be accounted for in accordance with the de-recognition and deconsolidation guidance in Subtopic 810-10. The amendments in this ASU also provide guidance on the accounting for what often are referred to as partial sales of nonfinancial assets within the scope of Subtopic 610-20 and contributions of nonfinancial assets to a joint venture or other non-controlled investee. The amendments in this ASU are effective for annual reporting reports beginning after December 15, 2017, including interim reporting periods within that reporting period. Public entities may apply the guidance earlier but only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company does not expect the adoption of ASU 2017-05 to have a material impact on our consolidated financial statements.

•
In May 2017, the FASB issued ASU 2017-09-
Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting.
The requirement provides guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. For public business entities, this ASU should be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2017. The Company is currently evaluating the impact the adoption of ASU 2017-09 will have on its consolidated financial statements.

•
In July 2017, the FASB issued ASU No. 2017-11,
Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception, which addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is evaluating the impact of the adoption of ASU No. 2017-11 on its consolidated financial statements.